Related parties - Prescribed Officers' unvested LTI holdings (Details)	12 Months Ended
	Jun. 30, 2023 ZAR (R) R / shares shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022 R / shares	Jun. 30, 2022 $ / shares
Intrinsic value
Share price | (per share)	R 233.26	$ 12.38	R 371.68	$ 23.06
S Baloyi
Number
Balance at beginning of the year | shares	52,040
Awards granted | shares	10,681
Effect of corporate performance targets | shares	(1,943)
Dividend equivalents | shares	448
Awards settled | shares	(6,463)
Balance at the end of the year | shares	54,763
Intrinsic value
Balance at beginning of the year	R 19,342,000
Awards granted	3,207,000
Change in value	(7,393,000)
Effect of corporate performance targets	(559,000)
Dividend equivalents	129,000
Awards settled	(1,952,000)
Balance at the end of the year	R 12,774,000
HC Brand
Number
Balance at beginning of the year | shares	139,064
Awards granted | shares	24,060
Effect of corporate performance targets | shares	(23,152)
Dividend equivalents | shares	1,860
Awards settled | shares	(23,346)
Awards forfeited | shares	(24,060)
Effect of changes in Prescribed Officers | shares	(94,426)
Intrinsic value
Balance at beginning of the year	R 51,687,000
Awards granted	7,224,000
Change in value	(18,589,000)
Effect of corporate performance targets	(6,657,000)
Dividend equivalents	535,000
Awards settled	(6,562,000)
Awards forfeited	(5,612,000)
Effect of changes in Prescribed Officers	R (22,025,809)
Requisite continued employment period	270 days
BP Mabelane
Number
Balance at beginning of the year | shares	120,403
Awards granted | shares	28,595
Balance at the end of the year | shares	148,998
Intrinsic value
Balance at beginning of the year	R 44,751,000
Awards granted	8,585,000
Change in value	(18,581,000)
Balance at the end of the year	R 34,755,000
CK Mokoena
Number
Balance at beginning of the year | shares	113,178
Awards granted | shares	23,598
Effect of corporate performance targets | shares	(14,815)
Dividend equivalents | shares	1,001
Awards settled | shares	(10,836)
Balance at the end of the year | shares	112,126
Intrinsic value
Balance at beginning of the year	R 42,066,000
Awards granted	7,085,000
Change in value	(16,069,000)
Effect of corporate performance targets	(4,260,000)
Dividend equivalents	288,000
Awards settled	(2,955,000)
Balance at the end of the year	R 26,155,000
BV Griffith
Number
Balance at beginning of the year | shares	144,426
Awards granted | shares	37,603
Effect of corporate performance targets | shares	(14,043)
Dividend equivalents | shares	1,389
Awards settled | shares	(22,513)
Balance at the end of the year | shares	146,862
Intrinsic value
Balance at beginning of the year	R 3,330,000
Awards granted	654,000
Change in value	(1,588,000)
Effect of corporate performance targets	(228,000)
Dividend equivalents	23,000
Awards settled	(373,000)
Balance at the end of the year	R 1,818,000